Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Bank Premises and Equipment [Abstract]
Summary of premises and equipment
A summary of premises and equipment at December 31, 2013 and 2012 follows:

(dollars in thousands)
	2013	2012
Land	$2,413	2,413
Buildings	30,010	29,584
Furniture, Fixtures and equipment	43,697	42,636
Leasehold improvements	25,391	24,070
Total bank premises and Equipment	101,511	98,703
Accumulated depreciation and amortization	(67,097)	(62,464)
Total	$34,414	36,239